Fair Value (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

			March 31, 2023
	Notes		Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4		—	—	—	—
Total			$—	$—	$—	$—
Liabilities
Liability related to warrants	12		$—	$—	$3,156,254	$3,156,254
Other liability	16	(c)	—	—	24,000	24,000
Total			$—	$—	$3,180,254	$3,180,254

			March 31, 2022
	Notes		Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4		—	—	—	—
Total			$—	$—	$—	$—
Liabilities
Liability related to warrants	12		$—	$—	$5,570,530	$5,570,530
Other liability	16	(c)	—	—	88,688	88,688
Total			$—	$—	$5,659,218	$5,659,218